Segments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Summary of Results by Segment
Results by segment

	Retail Banking	Consumer Finance	Corporate & Commercial Banking	Corporate & Investment Banking	Corporate Centre	Total
2021	£m	£m	£m	£m	£m	£m
Net interest income/(expense)	3,356	233	401	—	(41)	3,949
Non-interest income	205	178	109	—	58	550
Total operating income	3,561	411	510	—	17	4,499
Operating expenses before credit impairment write-backs, provisions and charges	(1,701)	(163)	(365)	—	(281)	(2,510)
Credit impairment write-backs	98	33	91	—	11	233
Provisions for other liabilities and charges	(185)	4	(34)	—	(162)	(377)
Total operating credit impairment write-backs, provisions and charges	(87)	37	57	—	(151)	(144)
Profit/(loss) from continuing operations before tax	1,773	285	202	—	(415)	1,845

Revenue from external customers	4,010	489	553	—	(553)	4,499
Inter-segment revenue	(449)	(78)	(43)	—	570	—
Total operating income	3,561	411	510	—	17	4,499

Revenue from external customers includes the following fee and commission income disaggregated by income type:(1)
–Current account and debit card fees	428	—	50	—	—	478
–Insurance, protection and investments	67	—	—	—	—	67
–Credit cards	73	—	—	—	—	73
–Non-banking and other fees(2)	2	10	62	—	5	79
Total fee and commission income	570	10	112	—	5	697
Fee and commission expense	(380)	—	(22)	—	(9)	(411)
Net fee and commission income/(expense)	190	10	90	—	(4)	286

Customer loans	183,023	4,984	16,997	—	2,284	207,288
Total assets(3)	190,629	8,873	16,997	—	70,599	287,098
Customer deposits	156,991	—	25,597	—	3,627	186,215
Total liabilities	157,622	1,173	25,613	—	86,588	270,996

Average number of full-time equivalent staff	16,149	670	2,281	528	76	19,704
(1)The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(3)Includes customer loans, net of credit impairment loss allowances.

	Retail Banking(5)	Consumer Finance(5)	Corporate & Commercial Banking	Corporate & Investment Banking(4)	Corporate Centre	Total
2020	£m	£m	£m	£m	£m	£m
Net interest income/(expense)	2,753	264	363	—	8	3,388
Non-interest income	245	127	94	—	(2)	464
Total operating income/(expense)	2,998	391	457	—	6	3,852
Operating expenses before credit impairment losses, provisions and charges	(1,792)	(166)	(324)	—	(108)	(2,390)
Credit impairment losses	(264)	(44)	(294)	—	(36)	(638)
Provisions for other liabilities and charges	(157)	(8)	(6)	—	(93)	(264)
Total operating credit impairment losses, provisions and charges	(421)	(52)	(300)	—	(129)	(902)
Profit/(loss) from continuing operations before tax	785	173	(167)	—	(231)	560

Revenue from external customers	3,669	501	549	—	(867)	3,852
Inter-segment revenue	(671)	(110)	(92)	—	873	—
Total operating income/(expense)	2,998	391	457	—	6	3,852

Revenue from external customers includes the following fee and commission income disaggregated by income type:(1)
–Current account and debit card fees	442	—	42	—	—	484
–Insurance, protection and investments	65	—	—	—	—	65
–Credit cards	66	—	—	—	—	66
–Non-banking and other fees(2)	3	10	50	—	2	65
Total fee and commission income	576	10	92	—	2	680
Fee and commission expense	(335)	—	(22)	—	(4)	(361)
Net fee and commission income	241	10	70	—	(2)	319

Customer loans	175,380	8,025	17,626	2,784	3,196	207,011
Total assets(3)	183,154	11,143	17,626	2,784	77,625	292,332
Customer deposits	152,167	—	24,985	6,506	2,049	185,707
Total liabilities	152,687	2,397	25,011	6,517	89,784	276,396

Average number of full-time equivalent staff	18,198	640	2,405	716	39	21,998

2019
Net interest income	2,581	246	422	—	(25)	3,224
Non-interest income	531	155	109	—	16	811
Total operating income	3,112	401	531	—	(9)	4,035
Operating expenses before credit impairment losses, provisions and charges	(1,860)	(179)	(334)	—	(66)	(2,439)
Credit impairment (losses)/write-backs	(129)	(27)	(45)	—	2	(199)
Provisions for other liabilities and charges	(273)	(8)	(24)	—	(121)	(426)
Total operating credit impairment losses, provisions and (charges)/releases	(402)	(35)	(69)	—	(119)	(625)
Profit/(loss) from continuing operations before tax	850	187	128	—	(194)	971

Revenue from external customers	3,748	525	633	—	(871)	4,035
Inter-segment revenue	(636)	(124)	(102)	—	862	—
Total operating income	3,112	401	531	—	(9)	4,035

Revenue from external customers includes the following fee and commission income disaggregated by income type:(1)
–Current account and debit card fees	711	—	43	—	—	754
–Insurance, protection and investments	69	—	—	—	—	69
–Credit card fees	86	—	—	—	—	86
–Non-banking and other fees(2)	33	13	65	—	18	129
Total fee and commission income	899	13	108	—	18	1,038
Fee and commission expense	(372)	—	(24)	—	(18)	(414)
Net fee and commission income	527	13	84	—	0	624

Customer loans	171,078	7,684	18,391	4,041	3,814	205,008
Total assets(3)	178,665	10,748	18,391	4,046	69,852	281,702
Customer deposits	142,735	—	20,546	6,102	2,332	171,715
Total liabilities	143,570	2,748	20,572	6,233	92,562	265,685

Average number of full-time equivalent staff	19,669	612	2,464	804	21	23,570
(1)The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(3)Includes customer loans, net of credit impairment loss allowances.
(4)Restated to reflect the presentation of CIB as a discontinued operation, as set out in Note 43.
(5) Restated to reflect the resegmentation of the Retail Banking segment into the Retail Banking and Consumer Finance segments described above.